Restructuring (Tables)	12 Months Ended
Dec. 31, 2022
Restructuring [Abstract]
Net Restructuring Expense by Division [text block table]
Net restructuring expense by division
in € m.	2022	2021	2020
Corporate Bank	(19)	42	28
Investment Bank	15	47	14
Private Bank	(113)	173	413
Asset Management	0	2	22
Capital Release Unit	(2)	(2)	5
Corporate & Other	0	(0)	3
Total Net Restructuring Charges	(118)	261	485

Net Restructuring by Type [text block table]	Net restructuring by type in € m. 2022 2021 2020 Restructuring – Staff related (117) 241 479 thereof: Termination Benefits (132) 224 441 Retention Acceleration 15 16 36 Social Security 0 1 1 Restructuring – Non Staff related (1) 21 6 Total Net Restructuring Charges (118) 261 485
Organizational Changes [text block table]	Organizational changes Full-time equivalent staff 2022 2021 2020 Corporate Bank 113 228 303 Investment Bank 54 149 100 Private Bank 594 776 630 Asset Management 1 10 48 Capital Release Unit 0 13 69 Infrastructure 141 186 297 Total full-time equivalent staff 903 1,362 1,447